Document and Entity Information Document	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	NRFC Sub REIT Corp.
Entity Central Index Key	0001315007
Document Type	S-4
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer